RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 2,730	$ 1,387
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	879	0
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	1,822	1,044
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	0	270
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Short-term balances due to related party	$ 29	$ 73